Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ABERDEEN STREET TRUST
Prospectus Date	rr_ProspectusDate	May 30, 2013
Fidelity Freedom Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fast_SupplementTextBlock	Supplement to the
Fidelity Freedom® Funds
May 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

The following information replaces similar information for Fidelity Freedom Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual fund operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

Domestic Equity Funds	17%
International Equity Funds	7%
Bond Funds	46%
Short-Term Funds	30%

The following information replaces similar information for Fidelity Freedom 2000 Fund found in the "Fund Summary" section beginning on page 9 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual fund operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2000).

The following information replaces similar information for Fidelity Freedom 2005 Fund found in the "Fund Summary" section beginning on page 15 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.58%
Total annual fund operating expensesB	0.58%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 59
3 years	$ 186
5 years	$ 324
10 years	$ 726

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005).

The following information replaces similar information for Fidelity Freedom 2010 Fund found in the "Fund Summary" section beginning on page 21 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.62%
Total annual fund operating expensesB	0.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010).

The following information replaces similar information for Fidelity Freedom 2015 Fund found in the "Fund Summary" section beginning on page 27 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.66%
Total annual fund operating expensesB	0.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015).

The following information replaces similar information for Fidelity Freedom 2020 Fund found in the "Fund Summary" section beginning on page 33 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.69%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020).

The following information replaces similar information for Fidelity Freedom 2025 Fund found in the "Fund Summary" section beginning on page 39 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.73%
Total annual fund operating expensesB	0.73%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 75
3 years	$ 233
5 years	$ 406
10 years	$ 906

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025).

The following information replaces similar information for Fidelity Freedom 2030 Fund found in the "Fund Summary" section beginning on page 45 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.79%
Total annual fund operating expensesB	0.79%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 81
3 years	$ 252
5 years	$ 439
10 years	$ 978

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030).

The following information replaces similar information for Fidelity Freedom 2035 Fund found in the "Fund Summary" section beginning on page 51 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual fund operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2035).

The following information replaces similar information for Fidelity Freedom 2040 Fund found in the "Fund Summary" section beginning on page 57 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual fund operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2040).

The following information replaces similar information for Fidelity Freedom 2045 Fund found in the "Fund Summary" section beginning on page 63 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2045).

The following information replaces similar information for Fidelity Freedom 2050 Fund found in the "Fund Summary" section beginning on page 69 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050).

The following information replaces similar information for Fidelity Freedom 2055 Fund found in the "Fund Summary" section beginning on page 75 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2055).